Income Tax - Additional information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Income tax (expense) benefit	$ (27,000)	$ 49,000	$ 22,247	$ 19,544
Loss before income taxes	$ (45,434,000)	$ (12,664,000)	(24,477,008)	$ (5,245,989)
Net operating loss carry forwards			38,368,144
IOWA
Income Tax [Line Items]
Net operating loss carry forwards			$ 38,289,880
Net operating loss carry forwards expiration year, beginning year			2027
Net operating loss carry forwards expiration year, ending year			2034